Financial instruments risk management (Narrative) (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Carrying amount of investments	₪ 12,221	₪ 11,672